Segment Information (Revenue and Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 1,040.2	$ 1,142.7	$ 940.8	$ 1,005.3	$ 1,256.1	$ 752.3	$ 639.5	$ 553.6	$ 4,129.1	$ 3,201.5	$ 2,347.4
Long-Lived Assets	[1]	1,859.1				1,904.0				1,859.1	1,904.0
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues										48.3	56.0	55.1
Long-Lived Assets	[1]	0.0				0.0				0.0	0.0
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues										3,383.0	2,431.9	1,550.2
Long-Lived Assets	[1]	1,824.5				1,870.8				1,824.5	1,870.8
Other Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues										697.8	713.6	$ 742.1
Long-Lived Assets	[1]	$ 34.6				$ 33.2				$ 34.6	$ 33.2

[1]	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, intangible assets, goodwill and deferred tax assets.